UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Market Neutral Strategy - U.S.

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 3.2%
Energy - 1.7%
Exxon Mobil Corp.	600	$52,422

Industrials - 1.5%
United Continental Holdings, Inc. (a)	800	47,792

Total Common Stocks (cost $101,612)		100,214

SHORT-TERM INVESTMENTS - 110.6%
Investment Companies - 34.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (b)(c) (cost $1,107,839)	1,107,839	1,107,839

	Principal Amount (000)
U.S. Treasury Bills - 75.7%
Zero Coupon, 5/07/15-7/16/15 (d)	$2,050	2,049,932
Zero Coupon, 6/11/15-8/06/15	350	349,996

Total U.S. Treasury Bills (cost $2,399,928)		2,399,928

Total Investments - 113.8% (cost $3,609,379) (e)		3,607,981
Other assets less liabilities - (13.8)%		(437,896)

Net Assets - 100.0%		$3,170,085

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
Freeport-McMoran, Inc. (f)	29	$25.00	6/19/15	$782	$(1,900)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services
3M Co.	190	FedFundEffective Plus 0.35%	$32	4/15/16	$(1,916)
3M Co.	164	FedFundEffective Plus 0.35%	27	4/15/16	(1,654)
AES Corp.	3,630	FedFundEffective Plus 0.35%	48	4/15/16	(373)
Aetna, Inc.	580	FedFundEffective Plus 0.35%	62	4/15/16	446
Aflac, Inc.	1,060	FedFundEffective Plus 0.35%	69	4/15/16	(1,794)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
American Financial Group, Inc.	230	FedFundEffective Plus 0.35%	$15	4/15/16	$(560)
American Financial Group, Inc.	600	FedFundEffective Plus 0.35%	39	4/15/16	(1,460)
American Financial Group, Inc.	90	FedFundEffective Plus 0.35%	6	4/15/16	(219)
Ameriprise Financial, Inc.	250	FedFundEffective Plus 0.35%	32	4/15/16	(749)
Ameriprise Financial, Inc.	160	FedFundEffective Plus 0.35%	21	4/15/16	(479)
Anthem, Inc.	660	FedFundEffective Plus 0.35%	100	4/15/16	(264)
Apple, Inc.	750	FedFundEffective Plus 0.35%	95	4/15/16	(1,242)
AT&T, Inc.	920	FedFundEffective Plus 0.35%	30	4/15/16	1,604
AT&T, Inc.	130	FedFundEffective Plus 0.35%	4	4/15/16	227
AT&T, Inc.	1,408	FedFundEffective Plus 0.35%	46	4/15/16	2,455
Automatic Data Processing	930	FedFundEffective Plus 0.35%	80	4/15/16	(1,150)
Bank of America Corp.	3,330	FedFundEffective Plus 0.35%	52	4/15/16	955
Bard (C.R.), Inc.	82	FedFundEffective Plus 0.35%	14	4/15/16	(211)
Bard (C.R.), Inc.	120	FedFundEffective Plus 0.35%	20	4/15/16	(309)
Bard (C.R.), Inc.	160	FedFundEffective Plus 0.35%	27	4/15/16	(412)
Berkshire Hathaway, Inc.	300	FedFundEffective Plus 0.35%	43	4/15/16	(459)
Berkshire Hathaway, Inc.	310	FedFundEffective Plus 0.35%	44	4/15/16	(474)
Brocade Communications Systems	3,340	FedFundEffective Plus 0.35%	41	4/15/16	(2,814)
Bunge Ltd.	560	FedFundEffective Plus 0.35%	49	4/15/16	(335)
Cadence Design Systems, Inc.	1,030	FedFundEffective Plus 0.35%	19	4/15/16	(86)
Cadence Design Systems, Inc.	1,930	FedFundEffective Plus 0.35%	36	4/15/16	(162)
Carlisle Cos, Inc.	520	FedFundEffective Plus 0.35%	49	4/15/16	1,285
CF Industries Holdings, Inc.	180	FedFundEffective Plus 0.35%	52	4/15/16	132
Check Point Software Technologies	740	FedFundEffective Plus 0.35%	63	4/15/16	(856)
Chevron Corp.	480	FedFundEffective Plus 0.35%	53	4/15/16	301
Cintas Corp.	260	FedFundEffective Plus 0.35%	21	4/15/16	(597)
Cintas Corp.	490	FedFundEffective Plus 0.35%	40	4/15/16	(1,125)
Citigroup, Inc.	1,020	FedFundEffective Plus 0.35%	54	4/15/16	101
Colgate-Palmolive Co.	692	FedFundEffective Plus 0.35%	48	4/15/16	(1,546)
Colgate-Palmolive Co.	410	FedFundEffective Plus 0.35%	29	4/15/16	(916)
Comcast Corp.	1,250	FedFundEffective Plus 0.35%	75	4/15/16	(2,702)
Conagra Foods, Inc.	1,950	FedFundEffective Plus 0.35%	73	4/15/16	(2,296)
ConocoPhillips	462	FedFundEffective Plus 0.35%	32	4/15/16	(690)
ConocoPhillips	220	FedFundEffective Plus 0.35%	15	4/15/16	(329)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Constellation Brands, Inc.	640	FedFundEffective Plus 0.35%	$75	4/15/16	$(1,026)
Corning, Inc.	700	FedFundEffective Plus 0.35%	16	4/15/16	(983)
Corning, Inc.	940	FedFundEffective Plus 0.35%	21	4/15/16	(1,320)
Corning, Inc.	1,290	FedFundEffective Plus 0.35%	29	4/15/16	(1,812)
Corning, Inc.	470	FedFundEffective Plus 0.35%	10	4/15/16	(660)
Costco Wholesale Corp.	270	FedFundEffective Plus 0.35%	40	4/15/16	(1,525)
Costco Wholesale Corp.	130	FedFundEffective Plus 0.35%	19	4/15/16	(734)
Costco Wholesale Corp.	140	FedFundEffective Plus 0.35%	21	4/15/16	(791)
CSX Corp.	721	FedFundEffective Plus 0.35%	24	4/15/16	2,324
CSX Corp.	420	FedFundEffective Plus 0.35%	14	4/15/16	1,354
CSX Corp.	560	FedFundEffective Plus 0.35%	18	4/15/16	1,805
CVS Health Corp.	475	FedFundEffective Plus 0.35%	48	4/15/16	(1,002)
CVS Health Corp.	210	FedFundEffective Plus 0.35%	21	4/15/16	(443)
Davita Healthcare Partners, Inc.	380	FedFundEffective Plus 0.35%	31	4/15/16	(200)
Davita Healthcare Partners, Inc.	360	FedFundEffective Plus 0.35%	29	4/15/16	(189)
Deere & Co.	730	FedFundEffective Plus 0.35%	65	4/15/16	848
Dr Pepper Snapple Group, Inc.	390	FedFundEffective Plus 0.35%	30	4/15/16	(1,348)
Dr Pepper Snapple Group, Inc.	560	FedFundEffective Plus 0.35%	44	4/15/16	(1,935)
E*Trade Financial Corp.	1,640	FedFundEffective Plus 0.35%	46	4/15/16	1,393
Edison International	950	FedFundEffective Plus 0.35%	59	4/15/16	(1,484)
Edwards Lifesciences	420	FedFundEffective Plus 0.35%	59	4/15/16	(6,156)
Emerson Electric Co.	640	FedFundEffective Plus 0.35%	38	4/15/16	(219)
Endo International PLC	680	FedFundEffective Plus 0.35%	65	4/15/16	(8,074)
EOG Resources, Inc.	460	FedFundEffective Plus 0.35%	45	4/15/16	446
Everest Re Group Ltd.	100	FedFundEffective Plus 0.35%	18	4/15/16	(462)
Everest Re Group Ltd.	90	FedFundEffective Plus 0.35%	17	4/15/16	(415)
Everest Re Group Ltd.	120	FedFundEffective Plus 0.35%	22	4/15/16	(554)
Exelon Corp.	2,040	FedFundEffective Plus 0.35%	69	4/15/16	700
FedEx Corp.	140	FedFundEffective Plus 0.35%	24	4/15/16	2
FedEx Corp.	180	FedFundEffective Plus 0.35%	31	4/15/16	3
Fiserv, Inc.	327	FedFundEffective Plus 0.35%	26	4/15/16	(424)
Fiserv, Inc.	260	FedFundEffective Plus 0.35%	21	4/15/16	(337)
Fiserv, Inc.	170	FedFundEffective Plus 0.35%	13	4/15/16	(220)
Fluor Corp.	700	FedFundEffective Plus 0.35%	43	4/15/16	(751)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Foot Locker, Inc.	270	FedFundEffective Plus 0.35%	$16	4/15/16	$(381)
Foot Locker, Inc.	830	FedFundEffective Plus 0.35%	51	4/15/16	(1,172)
Freeport-McMoran Copper	2,910	FedFundEffective Plus 0.35%	60	4/15/16	7,554
Gannett Co.	1,430	FedFundEffective Plus 0.35%	51	4/15/16	(1,998)
Goldman Sachs Group, Inc.	210	FedFundEffective Plus 0.35%	42	4/15/16	(991)
Goldman Sachs Group, Inc.	230	FedFundEffective Plus 0.35%	46	4/15/16	(1,086)
Goodyear Tire & Rubber Co.	2,070	FedFundEffective Plus 0.35%	56	4/15/16	2,400
Helmerich & Payne	510	FedFundEffective Plus 0.35%	40	4/15/16	155
Hess Corp.	251	FedFundEffective Plus 0.35%	20	4/15/16	(303)
Hess Corp.	150	FedFundEffective Plus 0.35%	12	4/15/16	(181)
Hess Corp.	270	FedFundEffective Plus 0.35%	21	4/15/16	(325)
Home Depot, Inc.	400	FedFundEffective Plus 0.35%	45	4/15/16	(2,597)
Humana, Inc.	70	FedFundEffective Plus 0.35%	12	4/15/16	(782)
Humana, Inc.	340	FedFundEffective Plus 0.35%	60	4/15/16	(3,796)
Illinois Tool Works	530	FedFundEffective Plus 0.35%	52	4/15/16	(2,904)
Interactive Brokers Group	1,560	FedFundEffective Plus 0.35%	51	4/15/16	1,565
International Flavors & Fragrances	556	FedFundEffective Plus 0.35%	66	4/15/16	(2,193)
International Paper Co.	1,010	FedFundEffective Plus 0.35%	55	4/15/16	(1,031)
Interpublic Group of Cos, Inc.	1,920	FedFundEffective Plus 0.35%	41	4/15/16	(987)
Johnson & Johnson	320	FedFundEffective Plus 0.35%	32	4/15/16	(454)
Johnson & Johnson	280	FedFundEffective Plus 0.35%	28	4/15/16	(398)
JPMorgan Chase & Co.	1,430	FedFundEffective Plus 0.35%	92	4/15/16	(1,377)
Kroger Co.	1,191	FedFundEffective Plus 0.35%	88	4/15/16	(5,973)
Kroger Co.	350	FedFundEffective Plus 0.35%	26	4/15/16	(1,755)
Lennar Corp.	1,130	FedFundEffective Plus 0.35%	58	4/15/16	(6,340)
Lincoln National Corp.	170	FedFundEffective Plus 0.35%	10	4/15/16	(333)
Lincoln National Corp.	860	FedFundEffective Plus 0.35%	50	4/15/16	(1,687)
Linear Technology Corp.	1,210	FedFundEffective Plus 0.35%	56	4/15/16	(59)
Lyondellbasell Industries	580	FedFundEffective Plus 0.35%	56	4/15/16	4,049
Manpower, Inc.	500	FedFundEffective Plus 0.35%	42	4/15/16	172
Manpower, Inc.	160	FedFundEffective Plus 0.35%	14	4/15/16	55
Marvell Technology Group Ltd.	2,450	FedFundEffective Plus 0.35%	38	4/15/16	(3,315)
Mastercard, Inc.	450	FedFundEffective Plus 0.35%	40	4/15/16	424
Mastercard, Inc.	183	FedFundEffective Plus 0.35%	16	4/15/16	172

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Mead Johnson Nutrition Co.	277	FedFundEffective Plus 0.35%	$28	4/15/16	$(1,421)
Mead Johnson Nutrition Co.	300	FedFundEffective Plus 0.35%	30	4/15/16	(1,539)
Metlife, Inc.	1,160	FedFundEffective Plus 0.35%	59	4/15/16	499
Michaels Cos, Inc. (The)	1,970	FedFundEffective Plus 0.35%	56	4/15/16	(5,114)
Microsoft Corp.	830	FedFundEffective Plus 0.35%	35	4/15/16	5,293
Microsoft Corp.	433	FedFundEffective Plus 0.35%	18	4/15/16	2,761
Moody’s Corp.	240	FedFundEffective Plus 0.35%	25	4/15/16	434
Moody’s Corp.	360	FedFundEffective Plus 0.35%	38	4/15/16	651
Mosaic Co. (The)	1,090	FedFundEffective Plus 0.35%	50	4/15/16	(2,136)
MSC Industrial Direct Co.	220	FedFundEffective Plus 0.35%	16	4/15/16	(307)
MSC Industrial Direct Co.	270	FedFundEffective Plus 0.35%	20	4/15/16	(376)
Murphy Oil Corp.	1,100	FedFundEffective Plus 0.35%	56	4/15/16	(3,256)
Nordstrom, Inc.	400	FedFundEffective Plus 0.35%	31	4/15/16	(1,046)
Nordstrom, Inc.	538	FedFundEffective Plus 0.35%	42	4/15/16	(1,407)
Northrop Grumman Corp.	350	FedFundEffective Plus 0.35%	57	4/15/16	(3,231)
Northrop Grumman Corp.	90	FedFundEffective Plus 0.35%	15	4/15/16	(831)
Nucor Corp.	730	FedFundEffective Plus 0.35%	35	4/15/16	241
Nvidia Corp.	2,230	FedFundEffective Plus 0.35%	50	4/15/16	(980)
O’Reilly Automotive, Inc.	280	FedFundEffective Plus 0.35%	60	4/15/16	525
Packaging Corp. Of America	550	FedFundEffective Plus 0.35%	42	4/15/16	(4,095)
Parker Hannifin Corp.	340	FedFundEffective Plus 0.35%	42	4/15/16	(1,416)
Parker Hannifin Corp.	120	FedFundEffective Plus 0.35%	15	4/15/16	(500)
Phillips 66	150	FedFundEffective Plus 0.35%	12	4/15/16	53
Phillips 66	379	FedFundEffective Plus 0.35%	30	4/15/16	134
Pioneer Natural Resources Co.	290	FedFundEffective Plus 0.35%	52	4/15/16	(2,087)
PNC Financial Services Group	240	FedFundEffective Plus 0.35%	22	4/15/16	(117)
PNC Financial Services Group	250	FedFundEffective Plus 0.35%	23	4/15/16	(122)
PNC Financial Services Group	260	FedFundEffective Plus 0.35%	24	4/15/16	(127)
Prudential Financial, Inc.	710	FedFundEffective Plus 0.35%	57	4/15/16	1,068
Public Service Enterprise Group	1,440	FedFundEffective Plus 0.35%	59	4/15/16	391
Quintiles Transnational Holding	770	FedFundEffective Plus 0.35%	52	4/15/16	(996)
Reinsurance Group of America	350	FedFundEffective Plus 0.35%	33	4/15/16	(794)
Reinsurance Group of America	286	FedFundEffective Plus 0.35%	27	4/15/16	(649)
Ross Stores, Inc.	560	FedFundEffective Plus 0.35%	58	4/15/16	(2,520)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Schwab (Charles) Corp.	650	FedFundEffective Plus 0.35%	$20	4/15/16	$(23)
Schwab (Charles) Corp.	910	FedFundEffective Plus 0.35%	28	4/15/16	(33)
Schwab (Charles) Corp.	520	FedFundEffective Plus 0.35%	16	4/15/16	(19)
Sherwin-Williams Co. (The)	190	FedFundEffective Plus 0.35%	55	4/15/16	(2,050)
Sirius XM Holdings, Inc.	13,710	FedFundEffective Plus 0.35%	54	4/15/16	(3)
Skyworks Solutions, Inc.	510	FedFundEffective Plus 0.35%	49	4/15/16	(2,040)
Southwest Airlines Co.	1,230	FedFundEffective Plus 0.35%	52	4/15/16	(1,622)
Southwest Airlines Co.	140	FedFundEffective Plus 0.35%	6	4/15/16	(185)
Starbucks Corp.	140	FedFundEffective Plus 0.35%	7	4/15/16	200
Starbucks Corp.	1,500	FedFundEffective Plus 0.35%	72	4/15/16	2,146
Stryker Corp.	333	FedFundEffective Plus 0.35%	31	4/15/16	(23)
Stryker Corp.	330	FedFundEffective Plus 0.35%	30	4/15/16	(23)
Symantec Corp.	2,260	FedFundEffective Plus 0.35%	54	4/15/16	2,554
Time Warner Cable	390	FedFundEffective Plus 0.35%	62	4/15/16	(1,377)
Transdigm Group, Inc.	238	FedFundEffective Plus 0.35%	53	4/15/16	(2,438)
UnitedHealth Group, Inc.	360	FedFundEffective Plus 0.35%	42	4/15/16	(2,140)
UnitedHealth Group, Inc.	266	FedFundEffective Plus 0.35%	31	4/15/16	(1,581)
Unum Group	1,580	FedFundEffective Plus 0.35%	54	4/15/16	(263)
Urban Outfitters, Inc.	950	FedFundEffective Plus 0.35%	41	4/15/16	(3,210)
Voya Financial, Inc.	1,440	FedFundEffective Plus 0.35%	63	4/15/16	(1,611)
Waters Corp.	280	FedFundEffective Plus 0.35%	35	4/15/16	164
Waters Corp.	150	FedFundEffective Plus 0.35%	19	4/15/16	88
Wells Fargo & Co.	1,610	FedFundEffective Plus 0.35%	88	4/15/16	449
Western Digital Corp.	520	FedFundEffective Plus 0.35%	51	4/15/16	(684)
Western Union Co.	2,080	FedFundEffective Plus 0.35%	43	4/15/16	(1,069)
Western Union Co.	1,010	FedFundEffective Plus 0.35%	21	4/15/16	(519)
Westlake Chemical Corp.	690	FedFundEffective Plus 0.35%	54	4/15/16	(432)
Wyndham Worldwide Corp.	610	FedFundEffective Plus 0.35%	55	4/15/16	(3,317)
Zoetis, Inc.	860	FedFundEffective Plus 0.35%	40	4/15/16	(2,227)
Zoetis, Inc.	660	FedFundEffective Plus 0.35%	31	4/15/16	(1,709)
Pay Total Return on Reference Obligation
Credit Suisse Securities (Europe) Limited
Morgan Stanley	1,680	FedFundEffective Minus 0.25%	63	4/15/16	134
Morgan Stanley Capital Services
Abbott Laboratories	1,260	FedFundEffective Minus 0.25%	59	4/15/16	514

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Abbvie, Inc.	1,170	FedFundEffective Minus 0.25%	$73	4/15/16	$(3,081)
Accenture PLC	310	FedFundEffective Minus 0.25%	29	4/15/16	467
Accenture PLC	250	FedFundEffective Minus 0.25%	24	4/15/16	376
Accenture PLC	70	FedFundEffective Minus 0.25%	7	4/15/16	105
Advance Auto Parts, Inc.	180	FedFundEffective Minus 0.25%	27	4/15/16	1,183
Affiliated Managers Group, Inc.	140	FedFundEffective Minus 0.25%	31	4/15/16	(928)
Affiliated Managers Group, Inc.	130	FedFundEffective Minus 0.25%	29	4/15/16	(862)
Air Products & Chemicals, Inc.	380	FedFundEffective Minus 0.25%	58	4/15/16	3,387
Airgas, Inc.	400	FedFundEffective Minus 0.25%	42	4/15/16	1,678
Alliance Data Systems Corp.	130	FedFundEffective Minus 0.25%	39	4/15/16	634
Alliance Data Systems Corp.	60	FedFundEffective Minus 0.25%	18	4/15/16	292
Ally Financial, Inc.	2,910	FedFundEffective Minus 0.25%	62	4/15/16	(1,953)
Ametek, Inc.	890	FedFundEffective Minus 0.25%	47	4/15/16	790
Amphenol Corp.	240	FedFundEffective Minus 0.25%	14	4/15/16	923
Amphenol Corp.	608	FedFundEffective Minus 0.25%	36	4/15/16	2,339
Anadarko Petroleum Corp.	420	FedFundEffective Minus 0.25%	40	4/15/16	183
Autodesk, Inc.	780	FedFundEffective Minus 0.25%	48	4/15/16	3,644
Autozone, Inc.	20	FedFundEffective Minus 0.25%	14	4/15/16	430
Autozone, Inc.	50	FedFundEffective Minus 0.25%	35	4/15/16	1,074
Avery Dennison Corp.	650	FedFundEffective Minus 0.25%	34	4/15/16	(2,023)
Avis Budget Group, Inc.	630	FedFundEffective Minus 0.25%	35	4/15/16	808
Bank of New York Mellon Corp.	371	FedFundEffective Minus 0.25%	15	4/15/16	(513)
Bank of New York Mellon Corp.	630	FedFundEffective Minus 0.25%	26	4/15/16	(871)
Bank of New York Mellon Corp.	670	FedFundEffective Minus 0.25%	28	4/15/16	(926)
Baxter International, Inc.	210	FedFundEffective Minus 0.25%	15	4/15/16	306
Baxter International, Inc.	560	FedFundEffective Minus 0.25%	39	4/15/16	816
BB&T Corp.	223	FedFundEffective Minus 0.25%	9	4/15/16	223
BB&T Corp.	670	FedFundEffective Minus 0.25%	26	4/15/16	669
BB&T Corp.	610	FedFundEffective Minus 0.25%	24	4/15/16	609
Bed Bath & Beyond, Inc.	660	FedFundEffective Minus 0.25%	48	4/15/16	1,687
Borgwarner, Inc.	950	FedFundEffective Minus 0.25%	58	4/15/16	1,460
Broadcom Corp.	1,210	FedFundEffective Minus 0.25%	55	4/15/16	1,080
Brown Forman Corp.	470	FedFundEffective Minus 0.25%	44	4/15/16	1,318
C.H. Robinson Worldwide, Inc.	590	FedFundEffective Minus 0.25%	41	4/15/16	3,444

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Calpine Corp.	1,220	FedFundEffective Minus 0.25%	$28	4/15/16	$1,463
Calpine Corp.	2,080	FedFundEffective Minus 0.25%	48	4/15/16	2,494
Capital One Financial Corp.	670	FedFundEffective Minus 0.25%	55	4/15/16	1,317
Cardinal Health, Inc.	280	FedFundEffective Minus 0.25%	25	4/15/16	1,626
Cardinal Health, Inc.	420	FedFundEffective Minus 0.25%	38	4/15/16	2,438
Carmax, Inc.	660	FedFundEffective Minus 0.25%	48	4/15/16	2,829
Carnival Corp.	490	FedFundEffective Minus 0.25%	23	4/15/16	1,488
Carnival Corp.	780	FedFundEffective Minus 0.25%	37	4/15/16	2,369
CBRE Group, Inc.	1,520	FedFundEffective Minus 0.25%	58	4/15/16	104
CBS Corp.	830	FedFundEffective Minus 0.25%	51	4/15/16	(393)
Chipotle Mexican Grill	70	FedFundEffective Minus 0.25%	47	4/15/16	3,936
Chubb Corp.	220	FedFundEffective Minus 0.25%	22	4/15/16	659
Chubb Corp.	450	FedFundEffective Minus 0.25%	46	4/15/16	1,348
Cincinnati Financial Corp.	870	FedFundEffective Minus 0.25%	47	4/15/16	2,660
Citrix Systems, Inc.	280	FedFundEffective Minus 0.25%	18	4/15/16	(466)
Citrix Systems, Inc.	600	FedFundEffective Minus 0.25%	39	4/15/16	(998)
Coca-Cola Co. (The)	710	FedFundEffective Minus 0.25%	29	4/15/16	(115)
Coca-Cola Co. (The)	850	FedFundEffective Minus 0.25%	34	4/15/16	(138)
Coca-Cola Enterprises, Inc.	1,390	FedFundEffective Minus 0.25%	63	4/15/16	1,109
Danaher Corp.	830	FedFundEffective Minus 0.25%	71	4/15/16	3,084
Danaher Corp.	50	FedFundEffective Minus 0.25%	4	4/15/16	186
Delta Air Lines, Inc.	1,070	FedFundEffective Minus 0.25%	47	4/15/16	(473)
Dish Network Corp.	760	FedFundEffective Minus 0.25%	53	4/15/16	1,662
Dollar Tree, Inc.	690	FedFundEffective Minus 0.25%	56	4/15/16	3,309
Dominion Resources, Inc./VA	394	FedFundEffective Minus 0.25%	29	4/15/16	290
Ecolab, Inc.	69	FedFundEffective Minus 0.25%	8	4/15/16	347
Ecolab, Inc.	400	FedFundEffective Minus 0.25%	47	4/15/16	2,014
EMC Corp./Mass	680	FedFundEffective Minus 0.25%	18	4/15/16	(470)
EMC Corp./Mass	1,500	FedFundEffective Minus 0.25%	39	4/15/16	(1,037)
Equifax, Inc.	460	FedFundEffective Minus 0.25%	43	4/15/16	(1,428)
Estee Lauder Companies	200	FedFundEffective Minus 0.25%	17	4/15/16	603
Estee Lauder Companies	140	FedFundEffective Minus 0.25%	12	4/15/16	422
Estee Lauder Companies	220	FedFundEffective Minus 0.25%	19	4/15/16	663
Eversource Energy	810	FedFundEffective Minus 0.25%	41	4/15/16	1,197

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Express Scripts Holding Co.	60	FedFundEffective Minus 0.25%	$5	4/15/16	$39
Express Scripts Holding Co.	150	FedFundEffective Minus 0.25%	13	4/15/16	98
Express Scripts Holding Co.	610	FedFundEffective Minus 0.25%	53	4/15/16	400
Exxon Mobil Corp.	170	FedFundEffective Minus 0.25%	15	4/15/16	120
Exxon Mobil Corp.	620	FedFundEffective Minus 0.25%	55	4/15/16	437
Fleetcor Technologies, Inc.	310	FedFundEffective Minus 0.25%	49	4/15/16	(709)
Gap, Inc. (The)	1,080	FedFundEffective Minus 0.25%	44	4/15/16	1,531
Gartner Group	580	FedFundEffective Minus 0.25%	49	4/15/16	670
General Electric Co.	1,930	FedFundEffective Minus 0.25%	53	4/15/16	731
General Electric Co.	603	FedFundEffective Minus 0.25%	17	4/15/16	228
General Mills, Inc.	830	FedFundEffective Minus 0.25%	47	4/15/16	919
Harman International Industries	250	FedFundEffective Minus 0.25%	35	4/15/16	1,986
Henry Schein, Inc.	440	FedFundEffective Minus 0.25%	62	4/15/16	1,293
Hershey Co. (The)	500	FedFundEffective Minus 0.25%	50	4/15/16	4,362
Hologic, Inc.	1,440	FedFundEffective Minus 0.25%	47	4/15/16	(1,442)
Honeywell International, Inc.	670	FedFundEffective Minus 0.25%	70	4/15/16	1,919
Howard Hughes Corp. (The)	290	FedFundEffective Minus 0.25%	45	4/15/16	1,477
IHS, Inc.	440	FedFundEffective Minus 0.25%	55	4/15/16	(240)
Intercontinental Exchange, Inc.	70	FedFundEffective Minus 0.25%	16	4/15/16	367
Intercontinental Exchange, Inc.	180	FedFundEffective Minus 0.25%	41	4/15/16	945
JM Smucker Co. (The)	410	FedFundEffective Minus 0.25%	48	4/15/16	883
Kansas City Southern	110	FedFundEffective Minus 0.25%	12	4/15/16	381
Kansas City Southern	360	FedFundEffective Minus 0.25%	38	4/15/16	1,247
Kellogg Co.	1,010	FedFundEffective Minus 0.25%	66	4/15/16	1,855
Kimberly-Clark Corp.	630	FedFundEffective Minus 0.25%	68	4/15/16	(1,314)
Kinder Morgan, Inc.	1,060	FedFundEffective Minus 0.25%	46	4/15/16	(2)
Lam Research Corp.	750	FedFundEffective Minus 0.25%	54	4/15/16	(2,373)
Liberty Media Corp.	850	FedFundEffective Minus 0.25%	33	4/15/16	831
Liberty Media Corp.	610	FedFundEffective Minus 0.25%	24	4/15/16	597
Loews Corp.	2,100	FedFundEffective Minus 0.25%	89	4/15/16	1,592
Markel Corp.	50	FedFundEffective Minus 0.25%	39	4/15/16	1,848
Marsh & Mclennan Cos, Inc.	950	FedFundEffective Minus 0.25%	55	4/15/16	1,213
Martin Marietta Materials	280	FedFundEffective Minus 0.25%	40	4/15/16	(134)
Masco Corp.	1,540	FedFundEffective Minus 0.25%	41	4/15/16	29

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
McCormick & Co, Inc.	480	FedFundEffective Minus 0.25%	$37		4/15/16	$1,083
McCormick & Co, Inc.	238	FedFundEffective Minus 0.25%	18		4/15/16	537
McDonald’s Corp.	1	FedFundEffective Minus 0.25%	– 0	–*	4/15/16	0
Merck & Co., Inc.	570	FedFundEffective Minus 0.25%	33		4/15/16	(634)
Merck & Co., Inc.	600	FedFundEffective Minus 0.25%	35		4/15/16	(668)
Micron Technology, Inc.	1,990	FedFundEffective Minus 0.25%	56		4/15/16	77
Mondelez International	620	FedFundEffective Minus 0.25%	23		4/15/16	(510)
Mondelez International	350	FedFundEffective Minus 0.25%	13		4/15/16	(288)
Mondelez International	440	FedFundEffective Minus 0.25%	17		4/15/16	(362)
Mondelez International	410	FedFundEffective Minus 0.25%	15		4/15/16	(337)
Monsanto Co.	450	FedFundEffective Minus 0.25%	54		4/15/16	2,427
Monsanto Co.	100	FedFundEffective Minus 0.25%	12		4/15/16	539
Motorola Solutions, Inc.	680	FedFundEffective Minus 0.25%	42		4/15/16	1,405
Newmont Mining Corp.	2,050	FedFundEffective Minus 0.25%	48		4/15/16	(6,029)
Nextera Energy, Inc.	580	FedFundEffective Minus 0.25%	60		4/15/16	1,882
Nike, Inc.	470	FedFundEffective Minus 0.25%	47		4/15/16	463
Nisource, Inc.	990	FedFundEffective Minus 0.25%	43		4/15/16	77
Norfolk Southern Corp.	510	FedFundEffective Minus 0.25%	51		4/15/16	(59)
Northern Trust Corp.	370	FedFundEffective Minus 0.25%	26		4/15/16	(741)
Northern Trust Corp.	350	FedFundEffective Minus 0.25%	25		4/15/16	(701)
Northern Trust Corp.	293	FedFundEffective Minus 0.25%	21		4/15/16	(587)
Pall Corp.	320	FedFundEffective Minus 0.25%	32		4/15/16	746
Pfizer, Inc.	1,760	FedFundEffective Minus 0.25%	62		4/15/16	2,250
PG & E Corp.	130	FedFundEffective Minus 0.25%	7		4/15/16	(130)
PG & E Corp.	1,160	FedFundEffective Minus 0.25%	60		4/15/16	(1,163)
PPG Industries, Inc.	260	FedFundEffective Minus 0.25%	59		4/15/16	1,482
Praxair, Inc.	350	FedFundEffective Minus 0.25%	43		4/15/16	(153)
Praxair, Inc.	100	FedFundEffective Minus 0.25%	12		4/15/16	(44)
Progressive Corp.	2,040	FedFundEffective Minus 0.25%	55		4/15/16	1,078
Qualcomm, Inc.	780	FedFundEffective Minus 0.25%	53		4/15/16	356
Realogy Holdings Corp.	1,170	FedFundEffective Minus 0.25%	54		4/15/16	(986)
Republic Services, Inc.	1,110	FedFundEffective Minus 0.25%	45		4/15/16	(357)
Roper Technologies, Inc.	320	FedFundEffective Minus 0.25%	55		4/15/16	973
salesforce.com, Inc.	400	FedFundEffective Minus 0.25%	27		4/15/16	(2,245)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
salesforce.com, Inc.	110	FedFundEffective Minus 0.25%	$7	4/15/16	$(617)
salesforce.com, Inc.	460	FedFundEffective Minus 0.25%	31	4/15/16	(2,582)
SBA Communiations Corp.	440	FedFundEffective Minus 0.25%	53	4/15/16	1,652
Schlumberger Ltd.	630	FedFundEffective Minus 0.25%	58	4/15/16	(1,647)
Sealed Air Corp.	740	FedFundEffective Minus 0.25%	33	4/15/16	(845)
Sealed Air Corp.	430	FedFundEffective Minus 0.25%	19	4/15/16	(491)
Spectra Energy Corp.	1,120	FedFundEffective Minus 0.25%	43	4/15/16	1,151
Stanley Black & Decker, Inc.	210	FedFundEffective Minus 0.25%	20	4/15/16	(360)
Stanley Black & Decker, Inc.	205	FedFundEffective Minus 0.25%	20	4/15/16	(352)
Suntrust Banks, Inc.	670	FedFundEffective Minus 0.25%	28	4/15/16	508
Suntrust Banks, Inc.	600	FedFundEffective Minus 0.25%	25	4/15/16	455
Suntrust Banks, Inc.	210	FedFundEffective Minus 0.25%	9	4/15/16	159
Sysco Corp.	360	FedFundEffective Minus 0.25%	14	4/15/16	226
Sysco Corp.	638	FedFundEffective Minus 0.25%	24	4/15/16	401
T. Rowe Price Group, Inc.	820	FedFundEffective Minus 0.25%	68	4/15/16	1,317
Tesoro Corp.	540	FedFundEffective Minus 0.25%	45	4/15/16	(1,352)
Thermo Fisher Scientific, Inc.	280	FedFundEffective Minus 0.25%	37	4/15/16	2,221
Thermo Fisher Scientific, Inc.	100	FedFundEffective Minus 0.25%	13	4/15/16	793
Thermo Fisher Scientific, Inc.	55	FedFundEffective Minus 0.25%	7	4/15/16	436
Thomson Corp.	470	FedFundEffective Minus 0.25%	20	4/15/16	591
Thomson Corp.	679	FedFundEffective Minus 0.25%	29	4/15/16	854
Total System Services, Inc.	866	FedFundEffective Minus 0.25%	33	4/15/16	(1,283)
Tractor Supply Company	540	FedFundEffective Minus 0.25%	47	4/15/16	208
Twenty-First Century Fox	1,610	FedFundEffective Minus 0.25%	53	4/15/16	(276)
Under Armour, Inc.	680	FedFundEffective Minus 0.25%	57	4/15/16	4,526
Under Armour, Inc.	160	FedFundEffective Minus 0.25%	13	4/15/16	1,065
United Continental Holdings	810	FedFundEffective Minus 0.25%	49	4/15/16	1,010
United Parcel Service	550	FedFundEffective Minus 0.25%	53	4/15/16	(2,153)
Universal Health Services	500	FedFundEffective Minus 0.25%	61	4/15/16	2,067
Universal Health Services	20	FedFundEffective Minus 0.25%	2	4/15/16	83
US Bancorp	1,300	FedFundEffective Minus 0.25%	56	4/15/16	725
Valero Energy Corp.	810	FedFundEffective Minus 0.25%	46	4/15/16	168
Varian Medical Systems, Inc.	160	FedFundEffective Minus 0.25%	15	4/15/16	916
Varian Medical Systems, Inc.	280	FedFundEffective Minus 0.25%	26	4/15/16	1,603

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Verisk Analytics, Inc.	400	FedFundEffective Minus 0.25%	$29	4/15/16	$(957)
Verisk Analytics, Inc.	300	FedFundEffective Minus 0.25%	22	4/15/16	(718)
Verizon Communications, Inc.	600	FedFundEffective Minus 0.25%	30	4/15/16	(631)
Verizon Communications, Inc.	360	FedFundEffective Minus 0.25%	18	4/15/16	(379)
Visa, Inc.	920	FedFundEffective Minus 0.25%	60	4/15/16	(343)
Vulcan Materials Co.	620	FedFundEffective Minus 0.25%	52	4/15/16	(1,063)
Wal-Mart Stores, Inc.	520	FedFundEffective Minus 0.25%	41	4/15/16	877
Wal-Mart Stores, Inc.	90	FedFundEffective Minus 0.25%	7	4/15/16	152
Wal-Mart Stores, Inc.	21	FedFundEffective Minus 0.25%	2	4/15/16	35
Wal-Mart Stores, Inc.	180	FedFundEffective Minus 0.25%	14	4/15/16	303
Walgreens Boots Alliance, Inc.	620	FedFundEffective Minus 0.25%	57	4/15/16	5,335

					$(28,280)

*	Notional amount less than $500.
(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,843 and gross unrealized depreciation of investments was $(3,241), resulting in net unrealized depreciation of $(1,398).
(f)	One contract relates to 100 shares.

Glossary:

FedFundEffective	-	Federal Funds Effective Rate

AB Market Neutral Strategy - U.S.

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics.

Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$100,214		$	– 0	–	$	– 0	–	$100,214
Short-Term Investments:	– 0	–		– 0	–		– 0	–	– 0	–
Investment Companies	1,107,839			– 0	–		– 0	–	1,107,839
U.S. Treasury Bills	– 0	–		2,399,928			– 0	–	2,399,928

Total Investments in Securities	1,208,053			2,399,928			– 0	–	3,607,981
Other Financial Instruments** :
Assets:
Total Return Swaps	– 0	–		193,978			– 0	–	193,978
Liabilities:
Call Options Written	– 0	–		(1,900)			– 0	–	(1,900)
Total Return Swaps	– 0	–		(222,258)			– 0	–	(222,258)

Total^	$1,208,053			$2,369,748		$	– 0	–	$3,577,801

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written and swaptions written which are valued at market value.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select Retirement Allocation Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB All Market Real Return Portfolio-Class Z	3,285	$31,309
AB Bond Inflation Strategy Portfolio-Class Z	4,812	51,586
AB Intermediate Bond Portfolio-Class Z	7,278	82,162
AB Concentrated Growth Portfolio-Class Z (b)	722	20,271
AB Global Bond Fund, Inc.-Class Z	2,423	20,477
AB Growth and Income Fund, Inc.-Class Z	7,222	40,513
AB High Income Fund, Inc.-Class Z	4,582	41,376
AB Global Real Estate Investment Fund II-Class I	1,847	20,395
AB Unconstrained Bond Fund, Inc.-Class Z	3,548	30,794
AQR Large Cap Momentum Style Fund-Class R6	361	7,558
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	3,918	26,640
Franklin Growth Fund-Class R6	99	7,633
Franklin Low Duration Total Return Fund	12,294	123,923
Franklin Mutual Global Discovery Fund-Class R6	1,453	51,054
iShares Core S&P 500 ETF	94	19,726
MFS Institutional International Equity Fund	447	10,322
MFS New Discovery Fund-Class R5 (b)	381	9,896
MFS Total Return Bond Fund-Class R5	2,806	30,756
MFS Value Fund-Class R5	290	10,185
T. Rowe Price Dividend Growth Fund, Inc.	1,392	50,799
T. Rowe Price Inflation Protected Bond Fund, Inc.	5,108	61,859
T. Rowe Price Institutional Long Duration Credit Fund	1,902	20,083
T. Rowe Price International Funds-International Discovery Fund	183	10,398
Templeton Global Bond Fund-Class R6	4,990	62,030
Vanguard FTSE Developed Markets ETF	767	31,731
Vanguard Short-Term Bond ETF	1,528	122,805
Vanguard Total Bond Market ETF	257	21,308
WisdomTree Europe Hedged Equity Fund	58	3,727
WisdomTree Japan Hedged Equity Fund	69	3,893

Total Investment Companies (cost $1,009,910)		1,025,209

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $4,063)	4,063	4,063

Total Investments - 99.8% (cost $1,013,973) (d)		1,029,272
Other assets less liabilities - 0.2%		1,768

Net Assets - 100.0%		$1,031,040

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,438 and gross unrealized depreciation of investments was $(2,139), resulting in net unrealized appreciation of $15,299.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select Retirement Allocation Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,025,209	$	– 0	–	$	– 0	–	$1,025,209
Short-Term Investments	4,063		– 0	–		– 0	–	4,063

Total*	$1,029,272	$	– 0	–	$	– 0	–	$1,029,272

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2010 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z	4,401	$41,946
AB Bond Inflation Strategy Portfolio-Class Z	5,812	62,305
AB Intermediate Bond Portfolio-Class Z	3,766	42,522
AB All Market Growth Portfolio-Class Z	1,025	10,076
AB Concentrated Growth Portfolio-Class Z (b)	729	20,471
AB Global Bond Fund, Inc.-Class Z	2,447	20,678
AB Growth and Income Fund, Inc.-Class Z	7,293	40,912
AB High Income Fund, Inc.-Class Z	6,883	62,153
AB Global Real Estate Investment Fund II-Class I	1,866	20,596
AB Unconstrained Bond Fund, Inc.-Class Z	2,424	21,042
AQR Large Cap Momentum Style Fund-Class R6	364	7,632
AQR Long-Short Equity Fund-Class R6	912	10,120
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	3,956	26,902
AQR Style Premia Alternative Fund-Class R6	3,223	30,556
Franklin Growth Fund-Class R6	100	7,708
Franklin Low Duration Total Return Fund	2,328	23,464
Franklin Mutual Global Discovery Fund-Class R6	1,754	61,661
iShares Core S&P 500 ETF	311	65,263
MFS Institutional International Equity Fund	894	20,640
MFS New Discovery Fund-Class R5 (b)	385	9,993
MFS Total Return Bond Fund-Class R5	4,676	51,247
MFS Value Fund-Class R5	293	10,285
T. Rowe Price Dividend Growth Fund, Inc.	1,406	51,299
T. Rowe Price Emerging Markets Stock Fund	576	20,249
T. Rowe Price Inflation Protected Bond Fund, Inc.	4,324	52,369
T. Rowe Price Institutional Long Duration Credit Fund	1,921	20,281
T. Rowe Price International Funds-International Discovery Fund	185	10,501
Templeton Global Bond Fund-Class R6	5,863	72,871
Vanguard FTSE Developed Markets ETF	1,149	47,534
Vanguard Mid-Cap ETF	78	9,999
Vanguard Short-Term Bond ETF	386	31,023
Vanguard Total Bond Market ETF	467	38,719
WisdomTree Europe Hedged Equity Fund	87	5,591
WisdomTree Japan Hedged Equity Fund	104	5,868

Total Investment Companies (cost $1,015,899)		1,034,476

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $2,436)	2,436	2,436

Total Investments - 99.8% (cost $1,018,335) (d)		1,036,912
Other assets less liabilities - 0.2%		1,665

Net Assets - 100.0%		$1,038,577

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,393 and gross unrealized depreciation of investments was $(6,816), resulting in net unrealized appreciation of $18,577.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2010 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,034,476	$	– 0	–	$	– 0	–	$1,034,476
Short-Term Investments	2,436		– 0	–		– 0	–	2,436

Total*	$1,036,912	$	– 0	–	$	– 0	–	$1,036,912

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2015 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 97.9%
Funds and Investment Trusts - 97.9% (a)
AB All Market Real Return Portfolio-Class Z	4,037	$38,475
AB Bond Inflation Strategy Portfolio-Class Z	5,943	63,704
AB Intermediate Bond Portfolio-Class Z	3,408	38,475
AB All Market Growth Portfolio-Class Z	1,283	12,615
AB Concentrated Growth Portfolio-Class Z (b)	899	25,230
AB Global Bond Fund, Inc.-Class Z	5,822	49,198
AB Growth and Income Fund, Inc.-Class Z	8,995	50,459
AB High Income Fund, Inc.-Class Z	8,382	75,688
AB Global Real Estate Investment Fund II-Class I	3,371	37,214
AB Unconstrained Bond Fund, Inc.-Class Z	2,907	25,230
AQR Large Cap Momentum Style Fund-Class R6	452	9,461
AQR Long-Short Equity Fund-Class R6	2,218	24,599
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	6,400	43,521
AQR Style Premia Alternative Fund-Class R6	3,992	37,844
Franklin Growth Fund-Class R6	278	21,445
Franklin Low Duration Total Return Fund	1,314	13,245
Franklin Mutual Global Discovery Fund-Class R6	2,153	75,688
iShares Core S&P 500 ETF	480	100,728
MFS Institutional International Equity Fund	1,093	25,229
MFS New Discovery Fund-Class R5 (b)	486	12,615
MFS Total Return Bond Fund-Class R5	3,568	39,106
MFS Value Fund-Class R5	359	12,615
T. Rowe Price Dividend Growth Fund, Inc.	2,057	75,058
T. Rowe Price Emerging Markets Stock Fund	717	25,229
T. Rowe Price Inflation Protected Bond Fund, Inc.	5,208	63,074
T. Rowe Price Institutional Long Duration Credit Fund	2,389	25,229
T. Rowe Price International Funds-International Discovery Fund	222	12,615
Templeton Global Bond Fund-Class R6	6,140	76,319
Vanguard FTSE Developed Markets ETF	1,628	67,350
Vanguard Mid-Cap ETF	92	11,793
Vanguard Total Bond Market ETF	331	27,443
WisdomTree Europe Hedged Equity Fund	171	10,988
WisdomTree Japan Hedged Equity Fund	166	9,366

Total Investment Companies (cost $1,216,072)		1,236,848

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $24,120)	24,120	24,120

Total Investments - 99.8% (cost $1,240,192) (d)		1,260,968
Other assets less liabilities - 0.2%		1,906

Net Assets - 100.0%		$1,262,874

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,541 and gross unrealized depreciation of investments was $(7,765), resulting in net unrealized appreciation of $20,776.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2015 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Investment Companies	$1,236,848	$	– 0	–	$	– 0	–	$1,236,848
Short-Term Investments	24,120		– 0	–		– 0	–	24,120

Total*	$1,260,968	$	– 0	–	$	– 0	–	$1,260,968

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2020 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z	4,485	$42,746
AB Bond Inflation Strategy Portfolio-Class Z	2,855	30,606
AB Intermediate Bond Portfolio-Class Z	2,586	29,194
AB All Market Growth Portfolio-Class Z	2,793	27,450
AB Concentrated Growth Portfolio-Class Z (b)	1,000	28,068
AB Global Bond Fund, Inc.-Class Z	6,725	56,823
AB Growth and Income Fund, Inc.-Class Z	12,352	69,296
AB High Income Fund, Inc.-Class Z	11,001	99,343
AB Global Real Estate Investment Fund II-Class I	3,793	41,874
AB Discovery Value Fund-Class Z	651	13,315
AB Unconstrained Bond Fund, Inc.-Class Z	3,267	28,358
AQR Large Cap Momentum Style Fund-Class R6	498	10,428
AQR Long-Short Equity Fund-Class R6	3,736	41,436
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	7,432	50,540
AQR Small Cap Momentum Style Fund-Class R6	631	13,032
AQR Style Premia Alternative Fund-Class R6	3,033	28,755
Franklin Growth Fund-Class R6	491	37,877
Franklin Low Duration Total Return Fund	71	712
Franklin Mutual Global Discovery Fund-Class R6	2,410	84,722
iShares Core S&P 500 ETF	522	109,542
MFS Institutional International Equity Fund	1,220	28,168
MFS New Discovery Fund-Class R5 (b)	533	13,823
MFS Total Return Bond Fund-Class R5	1,425	15,617
MFS Value Fund-Class R5	1,163	40,856
T. Rowe Price Dividend Growth Fund, Inc.	2,311	84,314
T. Rowe Price Emerging Markets Stock Fund	796	27,996
T. Rowe Price Inflation Protected Bond Fund, Inc.	3,651	44,208
T. Rowe Price Institutional Long Duration Credit Fund	2,666	28,151
T. Rowe Price International Funds-International Discovery Fund	486	27,572
Templeton Global Bond Fund-Class R6	6,801	84,541
Vanguard FTSE Developed Markets ETF	2,305	95,358
Vanguard Mid-Cap ETF	110	14,101
Vanguard Short-Term Bond ETF	46	3,697
Vanguard Total Bond Market ETF	320	26,531
WisdomTree Europe Hedged Equity Fund	220	14,137
WisdomTree Japan Hedged Equity Fund	229	12,920

Total Investment Companies (cost $1,389,406)		1,406,107

SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $14,382)	14,382	14,382

Total Investments - 100.6% (cost $1,403,788) (d)		1,420,489
Other assets less liabilities - (0.6)%		(9,042)

Net Assets - 100.0%		$1,411,447

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,574 and gross unrealized depreciation of investments was $(7,873), resulting in net unrealized appreciation of $16,701.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2020 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,406,107	$	– 0	–	$	– 0	–	$1,406,107
Short-Term Investments	14,382		– 0	–		– 0	–	14,382

Total*	$1,420,489	$	– 0	–	$	– 0	–	$1,420,489

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2025 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.1%
Funds and Investment Trusts - 99.1% (a)
AB All Market Real Return Portfolio-Class Z	3,531	$33,654
AB Bond Inflation Strategy Portfolio-Class Z	150	1,611
AB Intermediate Bond Portfolio-Class Z	2,848	32,154
AB All Market Growth Portfolio-Class Z	3,258	32,024
AB Concentrated Growth Portfolio-Class Z (b)	1,679	47,147
AB Discovery Growth Fund, Inc.-Class Z (b)	1,520	14,879
AB Global Bond Fund, Inc.-Class Z	7,598	64,207
AB Growth and Income Fund, Inc.-Class Z	19,629	110,119
AB High Income Fund, Inc.-Class Z	12,549	113,318
AB Global Real Estate Investment Fund II-Class I	4,348	47,997
AB Discovery Value Fund-Class Z	777	15,894
AB Unconstrained Bond Fund, Inc.-Class Z	1,947	16,903
AQR Large Cap Momentum Style Fund-Class R6	1,278	26,766
AQR Long-Short Equity Fund-Class R6	4,294	47,616
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	8,634	58,713
AQR Small Cap Momentum Style Fund-Class R6	741	15,299
AQR Style Premia Alternative Fund-Class R6	3,356	31,813
Franklin Growth Fund-Class R6	569	43,827
Franklin Mutual Global Discovery Fund-Class R6	2,750	96,648
iShares Core S&P 500 ETF	528	110,801
MFS Institutional International Equity Fund	2,073	47,854
MFS New Discovery Fund-Class R5 (b)	599	15,553
MFS Total Return Bond Fund-Class R5	73	803
MFS Value Fund-Class R5	1,805	63,410
T. Rowe Price Dividend Growth Fund, Inc.	2,627	95,873
T. Rowe Price Emerging Markets Stock Fund	916	32,225
T. Rowe Price Inflation Protected Bond Fund, Inc.	2,726	33,016
T. Rowe Price Institutional Long Duration Credit Fund	2,990	31,569
T. Rowe Price International Funds-International Discovery Fund	574	32,604
Templeton Global Bond Fund-Class R6	6,544	81,338
Vanguard FTSE Developed Markets ETF	3,296	136,355
Vanguard FTSE Emerging Markets ETF	421	18,469
Vanguard Mid-Cap ETF	119	15,255
Vanguard Short-Term Bond ETF	28	2,250
Vanguard Total Bond Market ETF	148	12,271
WisdomTree Europe Hedged Equity Fund	166	10,667
WisdomTree Japan Hedged Equity Fund	207	11,679

Total Investment Companies (cost $1,582,299)		1,602,581

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $3,529)	3,529	3,529

Total Investments - 99.3% (cost $1,585,828) (d)		1,606,110
Other assets less liabilities - 0.7%		10,858

Net Assets - 100.0%		$1,616,968

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,016 and gross unrealized depreciation of investments was $(9,734), resulting in net unrealized appreciation of $20,282.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2025 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,602,581	$	– 0	–	$	– 0	–	$1,602,581
Short-Term Investments	3,529		– 0	–		– 0	–	3,529

Total*	$1,606,110	$	– 0	–	$	– 0	–	$1,606,110

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2030 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z	1,897	$18,080
AB Intermediate Bond Portfolio-Class Z	3,057	34,514
AB All Market Growth Portfolio-Class Z	3,489	34,300
AB Concentrated Growth Portfolio-Class Z (b)	1,813	50,914
AB Discovery Growth Fund, Inc.-Class Z (b)	1,734	16,977
AB Global Bond Fund, Inc.-Class Z	8,163	68,980
AB Growth and Income Fund, Inc.-Class Z	27,057	151,788
AB High Income Fund, Inc.-Class Z	9,775	88,272
AB Global Real Estate Investment Fund II-Class I	4,646	51,293
AB Discovery Value Fund-Class Z	1,621	33,143
AB Unconstrained Bond Fund, Inc.-Class Z	1,981	17,198
AQR Large Cap Momentum Style Fund-Class R6	2,961	61,998
AQR Long-Short Equity Fund-Class R6	6,128	67,964
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	8,938	60,777
AQR Small Cap Momentum Style Fund-Class R6	814	16,814
AQR Style Premia Alternative Fund-Class R6	1,901	18,023
Franklin Growth Fund-Class R6	608	46,843
Franklin Mutual Global Discovery Fund-Class R6	2,929	102,955
iShares Core S&P 500 ETF	553	116,047
MFS Institutional International Equity Fund	2,940	67,881
MFS New Discovery Fund-Class R5 (b)	1,275	33,077
MFS Value Fund-Class R5	2,872	100,895
T. Rowe Price Dividend Growth Fund, Inc.	2,364	86,268
T. Rowe Price Emerging Markets Stock Fund	1,432	50,349
T. Rowe Price Inflation Protected Bond Fund, Inc.	143	1,727
T. Rowe Price Institutional Long Duration Credit Fund	163	1,724
T. Rowe Price International Funds-International Discovery Fund	604	34,299
Templeton Global Bond Fund-Class R6	4,265	53,009
Vanguard FTSE Developed Markets ETF	3,195	132,177
Vanguard FTSE Emerging Markets ETF	438	19,215
Vanguard Mid-Cap ETF	251	32,176
WisdomTree Europe Hedged Equity Fund	300	19,278
WisdomTree Japan Hedged Equity Fund	305	17,208

Total Investment Companies (cost $1,685,075)		1,706,163

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $3,932)	3,932	3,932

Total Investments - 99.8% (cost $1,689,007) (d)		1,710,095
Other assets less liabilities - 0.2%		3,473

Net Assets - 100.0%		$1,713,568

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $32,149 and gross unrealized depreciation of investments was $(11,061), resulting in net unrealized appreciation of $21,088.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2030 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,706,163	$	– 0	–	$	– 0	–	$1,706,163
Short-Term Investments	3,932		– 0	–		– 0	–	3,932

Total*	$1,710,095	$	– 0	–	$	– 0	–	$1,710,095

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2035 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.5%
Funds and Investment Trusts - 99.5% (a)
AB All Market Real Return Portfolio-Class Z	80	$767
AB Intermediate Bond Portfolio-Class Z	2,700	30,478
AB All Market Growth Portfolio-Class Z	4,522	44,456
AB Concentrated Growth Portfolio-Class Z (b)	3,125	87,753
AB Discovery Growth Fund, Inc.-Class Z (b)	1,530	14,978
AB Global Bond Fund, Inc.-Class Z	2,071	17,502
AB Growth and Income Fund, Inc.-Class Z	34,418	193,082
AB High Income Fund, Inc.-Class Z	5,259	47,485
AB Global Real Estate Investment Fund II-Class I	2,783	30,724
AB Discovery Value Fund-Class Z	1,480	30,259
AB Unconstrained Bond Fund, Inc.-Class Z	88	760
AQR Large Cap Momentum Style Fund-Class R6	2,674	55,984
AQR Long-Short Equity Fund-Class R6	5,425	60,168
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	5,849	39,775
AQR Small Cap Momentum Style Fund-Class R6	1,394	28,789
AQR Style Premia Alternative Fund-Class R6	80	754
Franklin Growth Fund-Class R6	723	55,727
Franklin Mutual Global Discovery Fund-Class R6	2,176	76,502
iShares Core S&P 500 ETF	344	72,188
MFS Institutional International Equity Fund	2,605	60,157
MFS New Discovery Fund-Class R5 (b)	1,146	29,740
MFS Value Fund-Class R5	3,420	120,149
T. Rowe Price Dividend Growth Fund, Inc.	1,680	61,308
T. Rowe Price Emerging Markets Stock Fund	1,281	45,041
T. Rowe Price International Funds-International Discovery Fund	789	44,795
Templeton Global Bond Fund-Class R6	2,499	31,064
Vanguard FTSE Developed Markets ETF	3,196	132,218
Vanguard FTSE Emerging Markets ETF	756	33,166
Vanguard Mid-Cap ETF	226	28,971
WisdomTree Europe Hedged Equity Fund	259	16,643
WisdomTree Japan Hedged Equity Fund	259	14,613

Total Investment Companies (cost $1,477,507)		1,505,996

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $2,732)	2,732	2,732

Total Investments - 99.7% (cost $1,480,239) (d)		1,508,728
Other assets less liabilities - 0.3%		4,763

Net Assets - 100.0%		$1,513,491

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,802 and gross unrealized depreciation of investments was $(9,313), resulting in net unrealized appreciation of $28,489.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2035 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,505,996	$	– 0	–	$	– 0	–	$1,505,996
Short-Term Investments	2,732		– 0	–		– 0	–	2,732

Total*	$1,508,728	$	– 0	–	$	– 0	–	$1,508,728

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2040 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB Intermediate Bond Portfolio-Class Z	3,198	$36,101
AB All Market Growth Portfolio-Class Z	5,464	53,713
AB Concentrated Growth Portfolio-Class Z (b)	4,390	123,282
AB Discovery Growth Fund, Inc.-Class Z (b)	1,773	17,360
AB Global Bond Fund, Inc.-Class Z	107	900
AB Growth and Income Fund, Inc.-Class Z	50,168	281,442
AB High Income Fund, Inc.-Class Z	301	2,722
AB Global Real Estate Investment Fund II-Class I	3,236	35,724
AB Discovery Value Fund-Class Z	1,738	35,532
AQR Large Cap Momentum Style Fund-Class R6	3,142	65,788
AQR Long-Short Equity Fund-Class R6	6,443	71,453
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	4,265	29,001
AQR Small Cap Momentum Style Fund-Class R6	1,651	34,096
Franklin Growth Fund-Class R6	1,083	83,511
Franklin Mutual Global Discovery Fund-Class R6	2,073	72,868
iShares Core S&P 500 ETF	405	84,989
MFS Institutional International Equity Fund	3,871	89,386
MFS New Discovery Fund-Class R5 (b)	1,965	50,992
MFS Value Fund-Class R5	5,035	176,871
T. Rowe Price Dividend Growth Fund, Inc.	1,488	54,297
T. Rowe Price Emerging Markets Stock Fund	1,525	53,628
T. Rowe Price International Funds-International Discovery Fund	959	54,449
Templeton Global Bond Fund-Class R6	145	1,800
Vanguard FTSE Developed Markets ETF	4,042	167,218
Vanguard FTSE Emerging Markets ETF	1,364	59,839
Vanguard Mid-Cap ETF	116	14,870
WisdomTree Europe Hedged Equity Fund	192	12,338
WisdomTree Japan Hedged Equity Fund	240	13,541

Total Investment Companies (cost $1,728,996)		1,777,711

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $5,231)	5,231	5,231

Total Investments - 99.9% (cost $1,734,227) (d)		1,782,942
Other assets less liabilities - 0.1%		2,458

Net Assets - 100.0%		$1,785,400

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,192 and gross unrealized depreciation of investments was $(6,477), resulting in net unrealized appreciation of $48,715.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2040 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,777,711	$	– 0	–	$	– 0	–	$1,777,711
Short-Term Investments	5,231		– 0	–		– 0	–	5,231

Total*	$1,782,942	$	– 0	–	$	– 0	–	$1,782,942

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2045 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB Intermediate Bond Portfolio-Class Z	2,692	$30,390
AB All Market Growth Portfolio-Class Z	4,617	45,382
AB Concentrated Growth Portfolio-Class Z (b)	3,261	91,576
AB Discovery Growth Fund, Inc.-Class Z (b)	1,519	14,871
AB Growth and Income Fund, Inc.-Class Z	42,927	240,821
AB Global Real Estate Investment Fund II-Class I	2,746	30,312
AB Discovery Value Fund-Class Z	2,165	44,277
AQR Large Cap Momentum Style Fund-Class R6	2,671	55,938
AQR Long-Short Equity Fund-Class R6	5,428	60,195
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	3,496	23,773
AQR Small Cap Momentum Style Fund-Class R6	1,403	28,961
Franklin Growth Fund-Class R6	1,113	85,814
Franklin Mutual Global Discovery Fund-Class R6	497	17,476
iShares Core S&P 500 ETF	358	75,126
MFS Institutional International Equity Fund	3,343	77,199
MFS New Discovery Fund-Class R5 (b)	1,703	44,197
MFS Value Fund-Class R5	5,117	179,771
T. Rowe Price Dividend Growth Fund, Inc.	847	30,914
T. Rowe Price Emerging Markets Stock Fund	1,309	46,020
T. Rowe Price International Funds-International Discovery Fund	1,079	61,272
Vanguard FTSE Developed Markets ETF	3,398	140,575
Vanguard FTSE Emerging Markets ETF	1,191	52,249
Vanguard Mid-Cap ETF	108	13,845
WisdomTree Europe Hedged Equity Fund	166	10,667
WisdomTree Japan Hedged Equity Fund	163	9,197

Total Investment Companies (cost $1,475,569)		1,510,818

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $4,363)	4,363	4,363

Total Investments - 99.9% (cost $1,479,932) (d)		1,515,181
Other assets less liabilities - 0.1%		1,721

Net Assets - 100.0%		$1,516,902

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $44,518 and gross unrealized depreciation of investments was $(9,269), resulting in net unrealized appreciation of $35,249.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2045 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,510,818	$	– 0	–	$	– 0	–	$1,510,818
Short-Term Investments	4,363		– 0	–		– 0	–	4,363

Total*	$1,515,181	$	– 0	–	$	– 0	–	$1,515,181

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2050 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7% (a)
AB Intermediate Bond Portfolio-Class Z	1,042	$11,768
AB All Market Growth Portfolio-Class Z	4,504	44,269
AB Concentrated Growth Portfolio-Class Z (b)	2,395	67,244
AB Discovery Growth Fund, Inc.-Class Z (b)	1,145	11,207
AB Growth and Income Fund, Inc.-Class Z	31,964	179,318
AB Global Real Estate Investment Fund II-Class I	2,030	22,415
AB Discovery Value Fund-Class Z	1,644	33,622
AQR Large Cap Momentum Style Fund-Class R6	2,516	52,675
AQR Long-Short Equity Fund-Class R6	3,082	34,183
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	2,472	16,811
AQR Small Cap Momentum Style Fund-Class R6	1,085	22,415
Franklin Growth Fund-Class R6	836	64,443
Franklin Mutual Global Discovery Fund-Class R6	16	560
iShares Core S&P 500 ETF	253	53,092
MFS Institutional International Equity Fund	2,888	66,684
MFS New Discovery Fund-Class R5 (b)	1,296	33,622
MFS Value Fund-Class R5	3,828	134,489
T. Rowe Price Dividend Growth Fund, Inc.	31	1,121
T. Rowe Price Emerging Markets Stock Fund	1,561	54,916
T. Rowe Price International Funds-International Discovery Fund	790	44,830
Vanguard FTSE Developed Markets ETF	2,371	98,088
Vanguard FTSE Emerging Markets ETF	843	36,982
Vanguard Mid-Cap ETF	80	10,255
WisdomTree Europe Hedged Equity Fund	189	12,145
WisdomTree Japan Hedged Equity Fund	186	10,494

Total Investment Companies (cost $1,085,907)		1,117,648

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $13,497)	13,497	13,497

Total Investments - 100.9% (cost $1,099,404) (d)		1,131,145
Other assets less liabilities - (0.9)%		(9,607)

Net Assets - 100.0%		$1,121,538

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $41,003 and gross unrealized depreciation of investments was $(9,262), resulting in net unrealized appreciation of $31,741.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2050 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,117,648	$	– 0	–	$	– 0	–	$1,117,648
Short-Term Investments	13,497		– 0	–		– 0	–	13,497

Total*	$1,131,145	$	– 0	–	$	– 0	–	$1,131,145

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2055 Fund

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7% (a)
AB Intermediate Bond Portfolio-Class Z	1,365	$15,406
AB All Market Growth Portfolio-Class Z	6,242	61,356
AB Concentrated Growth Portfolio-Class Z (b)	3,280	92,090
AB Discovery Growth Fund, Inc.-Class Z (b)	1,540	15,079
AB Growth and Income Fund, Inc.-Class Z	43,527	244,189
AB Global Real Estate Investment Fund II-Class I	2,784	30,736
AB Discovery Value Fund-Class Z	2,233	45,657
AQR Large Cap Momentum Style Fund-Class R6	3,431	71,846
AQR Long-Short Equity Fund-Class R6	4,128	45,778
AQR Risk-Balanced Commodities Strategy LV Fund-Class R6 (b)	3,545	24,105
AQR Small Cap Momentum Style Fund-Class R6	1,422	29,366
Franklin Growth Fund-Class R6	1,139	87,777
iShares Core S&P 500 ETF	361	75,756
MFS Institutional International Equity Fund	4,068	93,935
MFS New Discovery Fund-Class R5 (b)	1,727	44,815
MFS Value Fund-Class R5	5,232	183,818
T. Rowe Price Emerging Markets Stock Fund	2,211	77,773
T. Rowe Price International Funds-International Discovery Fund	1,108	62,915
Vanguard FTSE Developed Markets ETF	3,484	144,133
Vanguard FTSE Emerging Markets ETF	1,180	51,767
Vanguard Mid-Cap ETF	109	13,973
WisdomTree Europe Hedged Equity Fund	149	9,575
WisdomTree Japan Hedged Equity Fund	190	10,720

Total Investment Companies (cost $1,484,667)		1,532,565

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (a)(c) (cost $4,524)	4,524	4,524

Total Investments - 100.0% (cost $1,489,191) (d)		1,537,089
Other assets less liabilities - 0.0%		617

Net Assets - 100.0%		$1,537,706

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AllianceBernstein at (800) 227-4618. Non-income producing security.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $55,463 and gross unrealized depreciation of investments was $(7,565), resulting in net unrealized appreciation of $47,898.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2055 Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$1,532,565	$	– 0	–	$	– 0	–	$1,532,565
Short-Term Investments	4,524		– 0	–		– 0	–	4,524

Total*	$1,537,089	$	– 0	–	$	– 0	–	$1,537,089

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Information Technology - 30.0%
Electronic Equipment, Instruments & Components - 1.3%
Zebra Technologies Corp.-Class A (a)	202,495	$18,645,739

Internet Software & Services - 7.4%
Cimpress NV (a)	215,134	18,058,348
CoStar Group, Inc. (a)	100,771	20,600,616
Dealertrack Technologies, Inc. (a)	413,850	16,268,444
Envestnet, Inc. (a)	333,994	17,120,532
GrubHub, Inc. (a)	47,910	1,972,455
HomeAway, Inc. (a)	375,791	10,503,358
Pandora Media, Inc. (a)	450,281	8,033,013
Shutterstock, Inc. (a)(b)	230,911	15,584,183

		108,140,949

IT Services - 0.7%
VeriFone Systems, Inc. (a)	281,984	10,086,568

Semiconductors & Semiconductor Equipment - 6.1%
Cavium, Inc. (a)	262,514	17,008,282
Intersil Corp.-Class A	655,676	8,753,275
Mellanox Technologies Ltd. (a)	264,511	12,297,116
Monolithic Power Systems, Inc.	320,470	16,609,960
Silicon Laboratories, Inc. (a)	288,950	14,930,047
Synaptics, Inc. (a)	244,795	20,739,032

		90,337,712

Software - 14.5%
Aspen Technology, Inc. (a)	260,778	11,575,936
Blackbaud, Inc.	351,552	17,763,923
Fortinet, Inc. (a)	545,114	20,572,602
Guidewire Software, Inc. (a)	422,041	21,080,948
Infoblox, Inc. (a)	914,725	21,550,921
Proofpoint, Inc. (a)(b)	458,039	24,724,945
SolarWinds, Inc. (a)	464,109	22,639,237
SS&C Technologies Holdings, Inc.	363,242	21,856,271
Tableau Software, Inc.-Class A (a)	171,437	16,773,396
Take-Two Interactive Software, Inc. (a)	462,891	10,970,517
Ultimate Software Group, Inc. (The) (a)	146,229	24,306,184

		213,814,880

		441,025,848

Health Care - 24.2%
Biotechnology - 7.1%
Achillion Pharmaceuticals, Inc. (a)	566,690	4,958,538
Agios Pharmaceuticals, Inc. (a)(b)	57,037	5,266,797
Alder Biopharmaceuticals, Inc. (a)	233,768	5,961,084
Isis Pharmaceuticals, Inc. (a)(b)	201,784	11,445,188
Karyopharm Therapeutics, Inc. (a)(b)	148,194	4,024,949
KYTHERA Biopharmaceuticals, Inc. (a)(b)	119,049	5,201,251

Company	Shares	U.S. $ Value
Otonomy, Inc. (a)	184,488	$4,840,965
PTC Therapeutics, Inc. (a)	112,530	6,611,137
Puma Biotechnology, Inc. (a)(b)	75,721	13,673,698
Receptos, Inc. (a)	66,446	9,790,154
Sage Therapeutics, Inc. (a)(b)	109,384	5,797,352
Synageva BioPharma Corp. (a)(b)	86,260	7,932,470
TESARO, Inc. (a)(b)	162,996	8,878,392
Ultragenyx Pharmaceutical, Inc. (a)	103,236	5,825,607
Xencor, Inc. (a)	320,769	4,561,335

		104,768,917

Health Care Equipment & Supplies - 7.9%
Align Technology, Inc. (a)	252,373	14,849,627
Cardiovascular Systems, Inc. (a)	373,767	11,698,907
DexCom, Inc. (a)	343,682	23,222,593
HeartWare International, Inc. (a)(b)	174,566	13,216,392
K2M Group Holdings, Inc. (a)	517,849	10,880,008
LDR Holding Corp. (a)(b)	445,040	15,064,604
Neovasc, Inc. (a)	649,742	5,347,377
Nevro Corp. (a)(b)	138,052	6,215,101
Sirona Dental Systems, Inc. (a)	172,219	15,973,312

		116,467,921

Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc. (a)	480,028	32,881,918
Premier, Inc.-Class A (a)	436,146	16,529,933
Team Health Holdings, Inc. (a)	414,421	24,687,059

		74,098,910

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	222,842	14,337,654
PAREXEL International Corp. (a)	65,747	4,179,866

		18,517,520

Pharmaceuticals - 2.8%
Akorn, Inc. (a)	182,195	7,586,600
Aratana Therapeutics, Inc. (a)	430,110	5,552,720
GW Pharmaceuticals PLC (ADR) (a)(b)	78,089	8,172,014
Jazz Pharmaceuticals PLC (a)	74,267	13,271,513
Tetraphase Pharmaceuticals, Inc. (a)	174,544	6,157,912

		40,740,759

		354,594,027

Industrials - 15.9%
Aerospace & Defense - 1.7%
Hexcel Corp.	500,431	25,096,615

Construction & Engineering - 1.5%
Dycom Industries, Inc. (a)	493,581	22,694,854

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.6%
Carlisle Cos., Inc.	245,432	$23,684,188

Machinery - 6.3%
Actuant Corp.-Class A	198,635	4,731,485
IDEX Corp.	233,385	17,506,209
Lincoln Electric Holdings, Inc.	277,559	18,557,595
Middleby Corp. (The) (a)	218,161	22,108,436
RBC Bearings, Inc.	177,416	12,949,594
Valmont Industries, Inc. (b)	134,970	17,008,919

		92,862,238

Marine - 1.3%
Kirby Corp. (a)	238,520	18,730,976

Road & Rail - 1.4%
Genesee & Wyoming, Inc.-Class A (a)	217,849	20,249,065

Trading Companies & Distributors - 2.1%
H&E Equipment Services, Inc.	680,990	16,834,073
United Rentals, Inc. (a)	141,508	13,666,842

		30,500,915

		233,818,851

Consumer Discretionary - 12.1%
Distributors - 1.7%
Pool Corp.	382,226	24,802,645

Diversified Consumer Services - 2.4%
Bright Horizons Family Solutions, Inc. (a)	390,513	19,634,994
Capella Education Co.	301,787	16,305,551

		35,940,545

Hotels, Restaurants & Leisure - 3.6%
Buffalo Wild Wings, Inc. (a)	126,110	20,089,323
Diamond Resorts International, Inc. (a)	565,765	18,110,138
Zoe’s Kitchen, Inc. (a)(b)	485,031	14,856,499

		53,055,960

Household Durables - 1.1%
Tempur Sealy International, Inc. (a)	253,279	15,427,224

Internet & Catalog Retail - 0.0%
Etsy, Inc. (a)	5,427	120,697

Media - 0.9%
National CineMedia, Inc.	831,248	12,668,220

Multiline Retail - 1.0%
Tuesday Morning Corp. (a)	933,866	14,773,760

Specialty Retail - 1.4%
Five Below, Inc. (a)(b)	510,808	17,224,446
Francesca’s Holdings Corp. (a)	156,757	2,653,896

Company	Shares	U.S. $ Value
Lithia Motors, Inc.-Class A	8,103	$808,112

		20,686,454

		177,475,505

Financials - 6.2%
Banks - 5.2%
City National Corp.	125,966	11,740,031
IBERIABANK Corp.	245,554	15,300,470
PrivateBancorp, Inc.	168,530	6,247,407
Signature Bank/New York NY (a)	134,730	18,065,946
SVB Financial Group (a)	151,804	20,153,499
Western Alliance Bancorp (a)	148,540	4,592,857

		76,100,210

Capital Markets - 1.0%
Stifel Financial Corp. (a)	294,335	15,552,661

		91,652,871

Consumer Staples - 3.6%
Food & Staples Retailing - 2.7%
Chefs’ Warehouse, Inc. (The) (a)(b)	552,020	10,052,284
Diplomat Pharmacy, Inc. (a)	347,247	12,438,388
Sprouts Farmers Market, Inc. (a)	555,186	17,757,624

		40,248,296

Food Products - 0.9%
Freshpet, Inc. (a)(b)	571,601	12,392,310

		52,640,606

Energy - 2.8%
Energy Equipment & Services - 1.6%
Dril-Quip, Inc. (a)	83,886	6,687,392
Oil States International, Inc. (a)	165,581	7,880,000
Superior Energy Services, Inc.	331,046	8,441,673

		23,009,065

Oil, Gas & Consumable Fuels - 1.2%
Laredo Petroleum, Inc. (a)(b)	634,599	10,026,664
Matador Resources Co. (a)	267,631	7,418,731

		17,445,395

		40,454,460

Materials - 2.5%
Chemicals - 1.8%
PolyOne Corp.	654,779	25,569,120

Construction Materials - 0.7%
Summit Materials, Inc.-Class A (a)	456,957	10,825,311

		36,394,431

Company	Shares	U.S. $ Value
Telecommunication Services - 1.2%
Wireless Telecommunication Services - 1.2%
RingCentral, Inc.-Class A (a)(b)	1,004,249	$17,303,210

Total Common Stocks (cost $1,139,642,532)		1,445,359,809

SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.10% (c)(d) (cost $29,978,335)	29,978,335	29,978,335

Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $1,169,620,867)		1,475,338,144

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 9.8%
Investment Companies - 9.8%
AB Exchange Reserves-Class I, 0.10% (c)(d) (cost $143,063,650)	143,063,650	143,063,650

Total Investments - 110.3% (cost $1,312,684,517) (e)		1,618,401,794
Other assets less liabilities - (10.3)%		(150,593,047)

Net Assets - 100.0%		$1,467,808,747

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of April 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $333,435,519 and gross unrealized depreciation of investments was $(27,718,242), resulting in net unrealized appreciation of $305,717,277.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Small Cap Growth Fund

April 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,445,359,809		$	– 0	–	$	– 0	–	$1,445,359,809
Short-Term Investments	29,978,335			– 0	–		– 0	–	29,978,335
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	143,063,650			– 0	–		– 0	–	143,063,650

Total Investments in Securities	1,618,401,794			– 0	–		– 0	–	1,618,401,794
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,618,401,794		$	– 0	–	$	– 0	–	$1,618,401,794

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	June 22, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	June 22, 2015